LOANS - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	$ 48,554	$ 70,190
Current	9,084,447	8,657,704
Loans and Leases Receivable, Gross	9,133,001	8,727,894
Purchased impaired loans, carrying balance	68,664	96,320
Total loans and leases	9,201,665	8,824,214
Greater than 90 days past due and still accruing	201	63
30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	12,923	37,266
60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	7,325	5,536
Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	28,306	27,388
Commercial & industrial
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	19,116	20,833
Current	2,443,680	2,488,450
Loans and Leases Receivable, Gross	2,462,796	2,509,283
Purchased impaired loans, carrying balance	3,081	5,378
Total loans and leases	2,465,877	2,514,661
Greater than 90 days past due and still accruing	0	0
Commercial & industrial | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	1,266	13,369
Commercial & industrial | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	3,332	41
Commercial & industrial | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	14,518	7,423
Lease financing
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	352
Current	88,364	93,063
Loans and Leases Receivable, Gross	88,364	93,415
Purchased impaired loans, carrying balance	0	0
Total loans and leases	88,364	93,415
Greater than 90 days past due and still accruing	0	0
Lease financing | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	352
Lease financing | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Lease financing | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Construction real estate
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Current	493,167	548,687
Loans and Leases Receivable, Gross	493,167	548,687
Purchased impaired loans, carrying balance	15	248
Total loans and leases	493,182	548,935
Greater than 90 days past due and still accruing	0	0
Construction real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Construction real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Construction real estate | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	0	0
Commercial real estate
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	7,246	20,081
Current	4,151,513	3,682,455
Loans and Leases Receivable, Gross	4,158,759	3,702,536
Purchased impaired loans, carrying balance	35,892	52,145
Total loans and leases	4,194,651	3,754,681
Greater than 90 days past due and still accruing	0	0
Commercial real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	776	6,279
Commercial real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	857	1,158
Commercial real estate | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	5,613	12,644
Residential real estate
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	14,991	18,571
Current	1,014,138	902,404
Loans and Leases Receivable, Gross	1,029,129	920,975
Purchased impaired loans, carrying balance	26,820	34,671
Total loans and leases	1,055,949	955,646
Greater than 90 days past due and still accruing	0	0
Residential real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	8,032	11,060
Residential real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	1,928	2,976
Residential real estate | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	5,031	4,535
Home equity
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	6,408	9,051
Current	762,863	804,835
Loans and Leases Receivable, Gross	769,271	813,886
Purchased impaired loans, carrying balance	2,598	3,396
Total loans and leases	771,869	817,282
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	2,530	5,245
Home equity | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	1,083	1,228
Home equity | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	2,795	2,578
Installment
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	309	602
Current	82,022	92,128
Loans and Leases Receivable, Gross	82,331	92,730
Purchased impaired loans, carrying balance	258	482
Total loans and leases	82,589	93,212
Greater than 90 days past due and still accruing	0	0
Installment | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	111	420
Installment | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	50	37
Installment | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	148	145
Credit card
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	484	700
Current	48,700	45,682
Loans and Leases Receivable, Gross	49,184	46,382
Purchased impaired loans, carrying balance	0	0
Total loans and leases	49,184	46,382
Greater than 90 days past due and still accruing	201	63
Credit card | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	208	541
Credit card | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	75	96
Credit card | Greater than 90 days past due
Financing Receivable, Past Due [Line Items]
Financing receivables, Past Due	$ 201	$ 63